Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Statutory reserve [member]	Investment Reserve [Member]	Additional Dividend Proposed [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Dec. 31, 2018	R$ 15,000,000	R$ 1,200,030	R$ 3,840,422	R$ 60,331		R$ (549,095)	R$ 19,551,688
IfrsStatementLineItems [Line Items]
Net income for the year					3,367,517		3,367,517
Actuarial gains (losses)						(363,076)	(363,076)
Total comprehensive income for the year					3,367,517	(363,076)	3,004,441
Legal Reserve		168,376			(168,376)
Interest on shareholder's equity (R$0.80122 per share)					(799,785)		(799,785)
2020 additional proposed dividends, approved (R$0.03859 per share)				(60,331)			(60,331)
Additional proposed dividends (R$ 0.14148 per share)				141,203	(141,203)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(60,230)			(60,230)
Transfer to investments reserve			2,258,153		(2,258,153)
Ending balance, value at Dec. 31, 2019	15,000,000	1,368,406	6,098,575	80,973		(912,171)	21,635,783
IfrsStatementLineItems [Line Items]
Net income for the year					973,318		973,318
Actuarial gains (losses)						511,169	511,169
Total comprehensive income for the year					973,318	511,169	1,484,487
Legal Reserve		48,666			(48,666)
Interest on shareholder's equity (R$0.80122 per share)					(231,163)		(231,163)
2020 additional proposed dividends, approved (R$0.03859 per share)				(80,973)			(80,973)
Additional proposed dividends (R$ 0.14148 per share)				40,806	(40,806)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(14,430)			(14,430)
Transfer to investments reserve			652,683		(652,683)
Ending balance, value at Dec. 31, 2020	15,000,000	1,417,072	6,751,258	26,376		(401,002)	22,793,704
IfrsStatementLineItems [Line Items]
Net income for the year					2,305,869		2,305,869
Actuarial gains (losses)						447,376	447,376
Total comprehensive income for the year					2,305,869	447,376	2,753,245
Legal Reserve		115,293			(115,293)
Interest on shareholder's equity (R$0.80122 per share)					(547,645)		(547,645)
2020 additional proposed dividends, approved (R$0.03859 per share)				(26,376)			(26,376)
Additional proposed dividends (R$ 0.14148 per share)				96,700	(96,700)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(41,069)			(41,069)
Transfer to investments reserve			1,546,231		(1,546,231)
Ending balance, value at Dec. 31, 2021	R$ 15,000,000	R$ 1,532,365	R$ 8,297,489	R$ 55,631		R$ 46,374	R$ 24,931,859